Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS [Abstract]
Schedule of Weighted Average Number of Shares

The table below shows the effects of the Reverse Split on the calculation of per share amounts previously reported in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2016:

	Three Months Ending
	March 31, 2016	March 31, 2015
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income per share amounts for Class A	(473,688,028)	(477,862,044)

Decrease in weighted average number of shares outstanding used to calculate diluted net income per share amounts for Class A	(473,708,898)	(477,875,954)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income per share amounts for Class B	(6,599,849)	(6,604,120)

Change in net income per share - basic and diluted Class A	$0.44	$0.37

Change in net income per share - basic and diluted Class B	$0.46	$0.37

Dollar amounts, except per share amounts are in thousands.

The table below shows the effects of the stock dividend on the calculation of per share amounts for all the periods previously reported since the August 5, 2014 emergence date:

	Three Months Ending		Year Ending	Three Months Ending
	September 30, 2014	December 31, 2014	December 31, 2014	March 31, 2015	June 30, 2015	September 30, 2015
	(unaudited)			(unaudited)
Increase in weighted average number of shares outstanding used to calculate basic net income/(loss) per share amounts for Class A	32,744,009	52,849,916	21,574,359	52,850,854	52,852,772	52,859,916

Increase in weighted average number of shares outstanding used to calculate diluted net income/(loss) per share amounts for Class A	32,745,709	52,863,006	21,574,359	52,863,944	52,919,817	52,864,103

Change in net income/(loss) per share - basic and diluted Class A and B	$ (0.00)	$ (0.00)	$ 0.05	$ (0.01)	$ (0.01)	$ (0.03)

The table below shows the effects of the reverse stock split on the calculation of per share amounts for all the periods previously reported in the Company’s 2015 Form 10-K since the August 5, 2014 emergence date:

	Three Months Ending				Year Ending
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015	December 31, 2015
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income per share amounts for Class A	(477,862,044)	(477,881,414)	(477,948,757)	(477,996,064)	(477,922,795)

Decrease in weighted average number of shares outstanding used to calculate diluted net income per share amounts for Class A	(477,875,954)	(478,109,118)	(477,996,214)	(478,597,620)	(478,145,452)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income per share amounts for Class B	(6,604,120)	(6,602,333)	(6,600,472)	(6,599,867)	(6,601,683)

Change in net income per share - basic and diluted Class A and B	$0.37	$0.50	$1.49	$0.08	$2.44

	Three Months Ending		Year Ending
	September 30, 2014	December 31, 2014	December 31, 2014
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income/(loss) per share amounts for Class A	(296,060,879)	(477,852,594)	(195,068,602)

Decrease in weighted average number of shares outstanding used to calculate diluted net income/(loss) per share amounts for Class A	(296,062,895)	(477,889,946)	(195,068,602)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income/(loss) per share amounts for Class B	(4,092,540)	(6,604,967)	(2,696,358)

Change in net income/(loss) per share - basic and diluted Class A and B	$0.12	$0.23	$(2.04)